Note 11 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Debt [Table Text Block]
			Weighted-	Stated interest
(Dollar amounts in thousands)	Maturity range		average	rate range
Description	from	to	interest rate	from	to	2022	2021
Finance lease liabilities	10/30/34	11/30/41	3.01%	2.50%	3.51%	$3,811	$4,653
Junior subordinated debt	12/21/37	12/21/37	3.25%	4.45%	4.45%	8,248	8,248

Total						$12,059	$12,901

Schedule of Maturities of Long-Term Debt [Table Text Block]
(Dollar amounts in thousands)
		Weighted-
Year Ending December 31,	Amount	Average Rate
2023	$196	3.01%
2024	202	3.01%
2025	214	3.01%
2026	227	3.01%
2027	234	3.01%
Beyond 2025	10,986	4.79%

Total	$12,059	4.74%